SUPPLEMENT Dated May 4, 2009
To The Current Prospectus

SpectraSelect
And
SpectraDirect

Issued By ING USA Annuity and Life Insurance Company
(Formerly, United Life and Annuity Insurance Company)
Through Its Separate Account U

This supplement updates the prospectus, effective May 1, 2009. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolios are now available under your Contract:

The following is added to the prospectus to reflect changes in Fund names:

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Investors Trust

ING International Index Portfolio	Investment Adviser: ING	Seeks investment results (before fees and
(Class I)	Investments, LLC	expenses) that correspond to the total return of
	Investment Subadviser: ING	a widely accepted International Index.
Investment Management Co.

ING Russell™ Large Cap Index	Investment Adviser: ING	Seeks investment results (before fees and
Portfolio (Class I)	Investments, LLC	expenses) that correspond to the total return of
	Investment Subadviser: ING	the Russell Top 200® Index.
Investment Management Co

ING Russell™ Large Cap Value Index	Investment Adviser: ING	Seeks investment results (before fees and
Portfolio (Class S)	Investments, LLC	expenses) that correspond to the total return of
	Investment Subadviser: ING	the Russell Top 200® Value Index.
Investment Management Co.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING VP Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio
ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

SpectraDirect-Select - 153644	1	05/09

SUPPLEMENT Dated May 4, 2009
To the Current Prospectus

Spectra Select
Spectra Direct

Issued By ING USA Annuity and Life Insurance Company
(Formerly, United Life and Annuity Insurance Company)
Through Its Separate Account U

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio
ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio
ING Oppenheimer Main Street Portfolio®
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Index Plus International Equity Portfolio	ING International Index Portfolio
ING Opportunistic Large Cap Growth Portfolio	ING Opportunistic Large Cap Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

Spectra Direct/ Spectra Select - 153657	1	05/2009